Related Parties	6 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related parties

Note 23. Related parties

Balances and transactions between the Group entities, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its directors and/or executive board members and the Company and the Parent are disclosed below.

Transactions with key management personnel

Key management personnel compensation comprised:

	For the six months period ended		For the three months period ended
In USD ($)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Short-term employee benefits	51,968	79,170	25,984	63,795
Share based payment	161,327	376,166	79,101	161,203

Other Related Party Transactions

		For the six months period ended		For the three months period ended
In USD ($)	Note	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Share based payment
Key management		161,327	376,166	79,101	161,203
Services Provided by Other Companies
Bioceres Crop Solutions Corp	(i)	7,801,070	-	1,201,070	-
Union Group Ventures Limited	(ii)	823,748	-	-	-
98.6% owned by Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario	(iii)	10,269	28,111	4,224	1,997
30% owned by Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A	(iv)	-	30,183	-	10,433
Owned by Bioceres S.A. - Agrality Inc.	(v)	-	26,750	-	-
Founded and operated by the Company’s CPO - Future Foods B.V.	(vi)	-	1,580	-	-

(i)	Moolec Science SA and Bioceres Crop Solutions Corp. (“BIOX”) signed an agreement under which BIOX sold 15,000 tons of HB4 soybean to Moolec Science SA for an amount of USD 6,600,000 payable in 2026. Later, on September 15, 2024 such payables were exchanged for a convertible note (see notes 13 and 17).

(ii)	The Company signed an amendment to the promissory notes with Union Group Ventures Limited, under which the interest rates and payment terms are updated.

(iii)	The Company entered into an agreement with INDEAR S.A.- Instituto de Agrobiotecnologia Rosario where it would receive research services in exchange for payment.

(iv)	The Company entered into an agreement with INMET S.A.- Ingenieria Metabolica S,A through which it would receive research services in exchange for payment.

(v)	The Company entered into an agreement with Agrality Inc, for the provision of services.

(vi)	The Company entered into an agreement with Future Foods B.V. for the provision of services

Other Related Party Balances

In USD ($)	Balance outstanding as of December 31, 2024	Balance outstanding as of June 30, 2024
Invim Corporativo S.L. (ii)	(11,106,974)	(10,572,772)
Bioceres Crop Solutions Corp (iii)	(8,997,476)	(7,600,000)
Union Group Ventures Limited (ii)	(854,289)	(794,301)
100% Subsidiary of Bioceres S.A. - Bioceres LL (i)	(491,894)	(491,894)
Agrality Inc (i)	(26,750)	(26,750)
Founded and operated by the Company’s CPO - Future Foods B.V. (i)	(24,644)	(47,199)
INDEAR S.A. (i)	(4,158)	(2,992)

(i)	Balances are included in Accounts payable (see note 13)

(ii)	Balances are included in Financial debt (see note 17)

(iii)	Balances are included in Accounts payable and Financial debt (see notes 13 and 17 respectively)